Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2018
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Apr. 12, 2019
Document Effective Date	Apr. 12, 2019
Prospectus Date	Aug. 01, 2018
KraneShares MSCI All China Index ETF | KraneShares MSCI All China Index ETF
Risk/Return:
Trading Symbol	KALL